ORGANIZATION AND SIGINIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 220,143	$ 193,770
Restricted cash	79,363	84,885
Total cash, cash equivalents and restricted cash	$ 299,506	$ 278,655	$ 126,263	$ 246,712